As filed with the Securities and Exchange Commission on July 9, 2003
                                                       1933 Act File No. 2-27962
                                                      1940 Act File No. 811-1545
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933     [ ]
                        POST-EFFECTIVE AMENDMENT NO. 68  [x]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940 [ ]
                               AMENDMENT NO. 55          [x]

                      EATON VANCE SPECIAL INVESTMENT TRUST
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET,BOSTON, MASSACHUSETTS 02109
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (a)(1)
[x]  on August 1, 2003 pursuant to paragraph (b)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.


  If appropriate, check the following box:

     Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equities Portfolio and Utilities Portfolio have also executed this Registration Statement.
================================================================================

The prospectus and statement of additional information ("SAI") of Eaton Vance Balanced Fund, Eaton Vance Large-Cap Core Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Small-Cap Growth Fund, Eaton Vance Small-Cap Value Fund, Eaton Vance Special Equities Fund and Eaton Vance Utilities Fund were filed electronically with the Commission in Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A (the "Registration Statement") on April 23, 2003 (Accession No. 0000940394-03-000236) and all are incorporated by reference herein. Additionally, supplements to the Funds' prospectus dated June 2, 2003 and June 6, 2003 were filed electronically with the Commission on June 3, 2003 (Accession No. 0000940394-03-000394) and June 9, 2003 (Accession No.
0000940394-03-000402), respectively, and a supplement to the SAI of the Funds dated June 16, 2003 was filed on June 17, 2003 (Accession No. 0000940394-03-000408), and all such supplements are incorporated by reference herein.

                            EATON VANCE BALANCED FUND
                         EATON VANCE LARGE-CAP CORE FUND
                        EATON VANCE LARGE-CAP VALUE FUND
                        EATON VANCE SMALL-CAP GROWTH FUND
                        EATON VANCE SMALL-CAP VALUE FUND
                        EATON VANCE SPECIAL EQUITIES FUND
                           EATON VANCE UTILITIES FUND

                   Supplement to Prospectus dated May 1, 2003


AS OF THE DATE OF THIS SUPPLEMENT EATON VANCE LARGE-CAP VALUE FUND WILL OFFER CLASS R SHARES.


1. THE FOLLOWING IS ADDED TO "FUND FEES AND EXPENSES":

These tables describe the fees and expenses that you may pay if you buy and hold shares.


 Shareholder Fees
 (fees paid directly from your investment)                        Class R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
 offering price)                                                   None
Maximum Deferred Sales Charge (Load) (as a percentage of the
 lower of net asset value at time of purchase or redemption)       None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions    None
Exchange Fee                                                       None


 Annual Fund Operating Expenses
 (expenses that are deducted from Fund and Portfolio assets)      Class R
--------------------------------------------------------------------------------
 Management Fees                                                  0.625%

 Distribution and Service (12b-1) Fees                            0.500%
 Other Expenses*                                                  0.255%
                                                                  ------
 Total Annual Fund Operating Expenses                             1.380%

*    Other Expenses is estimated.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------

Large-Cap Value Fund Class R shares      $141       $437      $755       $1,657


2. THE FOLLOWING IS ADDED TO "PURCHASING SHARES":

Class R shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and to certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. No commissions are charged on purchases of Class R shares. Purchase orders for Class R shares will be executed at the net asset value next determined after their receipt by the Fund.


3. THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE SECTION "CONTINGENT DEFERRED SALES CHARGE" UNDER "SALES CHARGES":

Each Class of shares, except Class R shares, is subject to a CDSC on certain redemptions.


4. THE FOLLOWING IS ADDED TO "DISTRIBUTION AND SERVICE FEES" UNDER "SALES CHARGES":

Class R shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees of 0.25% of average daily net assets attributable to Class R for the sale and distribution of Class R shares. Although there is no present intention to do so, the Fund could pay distribution fees of up to 0.50% annually upon Trustee approval. Class R shares also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of Class R shares, the principal underwriter typically receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.


5. THE FOLLOWING IS ADDED TO "TAX-SHELTERED RETIREMENT PLANS" UNDER "SHAREHOLDER ACCOUNT FEATURES":

Class  R  shares  are  available   for  purchase  in  connection   with  certain
tax-sheltered retirement plans.


August 1, 2003                                                         COMBEQPS1

                         EATON VANCE BALANCED FUND
                      EATON VANCE LARGE-CAP CORE FUND
                      EATON VANCE LARGE-CAP VALUE FUND
                     EATON VANCE SMALL-CAP GROWTH FUND
                      EATON VANCE SMALL-CAP VALUE FUND
                     EATON VANCE SPECIAL EQUITIES FUND
                         EATON VANCE UTILITIES FUND

                               Supplement to
           Statement of Additional Information dated May 1, 2003


1. THE FOLLOWING IS ADDED TO THE END OF "MANAGEMENT AND ORGANIZATION":

PROXY VOTING POLICY. The Boards of Trustees of the Trust and the Portfolios have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Funds' and Portfolios' investment advisers and adopted the investment advisers' proxy voting policies and procedures (the "Policies") which are described below. The
Trustees will review the Funds' and Portfolios' proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between a Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of a Fund except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between a Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of a Fund by maintaining a list of significant existing and prospective corporate clients. An investment adviser's personnel responsible for reviewing and voting proxies on behalf of a Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how the vote from the Boards. Effective August 31, 2004, information on how a Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


2. THE FOLLOWING SUPPLEMENTS THE "PRINCIPAL UNDERWRITER" SECTION UNDER "OTHER SERVICE PROVIDERS":

The Distribution Agreement as it applies to Class R shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class R shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment.


3. THE FOLLOWING PARAGRAPH IS ADDED TO THE END OF "PURCHASING AND REDEEMING SHARES":

CLASS R SHARE PURCHASES. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-sheltered plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


4. THE FOLLOWING SUPPLEMENTS THE SECOND PARAGRAPH OF "DISTRIBUTION AND SERVICE PLANS" UNDER "SALES CHARGES":

The Trust has in effect a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Class R Plan") for Large-Cap Value Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts.


5. THE FOLLOWING PARAGRAPH IS ADDED TO THE END OF "DISTRIBUTION AND SERVICE PLANS" UNDER "SALES CHARGES":

The Class R Plan was initially approved by the Trustees, including Plan Trustees, on June 16, 2003.

August 1, 2003

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

    (a)(1) Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

       (2) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and
               incorporated herein by reference.

       (3) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value effective June 16, 2003 filed herewith.

    (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

       (2)     Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

       (3) Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

    (c)        Reference is made to Item 23(a) and 23(b) above.

    (d)(1) Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

       (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional Short Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective Amendment No. 66 filed December 30, 2002 (Accession No. 0000940394-02-000786)
               and incorporated herein by reference.

    (e)(1) Amended and Restated Distribution Agreement between Eaton Vance Special Investment Trust and Eaton Vance Distributors, Inc. effective June 16, 2003 with attached Schedule A filed herewith.

       (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 (Accession No. 0000950156-95-000883) to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

    (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

    (g)(1) Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

       (2)     Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company  dated  October  23,  1995  filed as  Exhibit  (8)(b)  to
               Post-Effective Amendment No. 43 filed April 29, 1996 (Accession No. 0000940394-96-000194) and incorporated herein by reference.

       (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

       (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001
               (Accession No. 0000940394-01-500027) and incorporated herein by reference.

       (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267,
               811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

    (h)(1)(a) Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

          (b)  Amended Schedule A-1 dated November 17, 1997 filed as Exhibit No.
               (5)(a)(2) to Post-Effective Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and incorporated herein by reference.

       (2) Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-Effective Amendment No. 52 filed October 20, 1998 (Accession No. 0000950156-98-000643) and incorporated herein by reference.

       (3)(a) Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June 19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

          (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

       (4)(a) Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated April 26, 2000 filed as Exhibit (h)(4) to Post-Effective Amendment No. 57 filed April 26, 2000 (Accession No. 0000950156-00-000245) and incorporated herein by reference.

          (b)  Schedule A to Administrative  Services Agreement filed as Exhibit
               (h)(4)(b) to Post-Effective Amendment No. 66 filed December 30, 2002 and incorporated herein by reference.

       (5) Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated October 21, 2002 filed as Exhibit (h)(5) to Post-Effective No. 66 filed December 30, 2002 and incorporated herein by reference.

       (6)(a)  Transfer Agency Agreement dated  January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February
               25, 1998 and incorporated herein by reference.

          (b) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

          (c) Amended Schedule A dated August 31, 2002 to Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(3)(b)(ii) to Post-Effective Amendment No. 84 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed September 13, 2002 (Accession No. 0000940394-02-000563) and
               incorporated herein by reference.

       (7) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3) to Post-Effective No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

    (i)        Opinion of Internal Counsel dated July 8, 2003 filed herewith.

    (j)(1) Consent of Independent Accountants for Eaton Vance Balanced Fund filed herewith.

       (2) Consent of Independent Accountants for Eaton Vance Small-Cap Growth Fund (formerly Eaton Vance Small Company Growth Fund) filed herewith.

       (3) Consent of Independent Accountants for Eaton Vance Large-Cap Value Fund (formerly Eaton Vance Growth & Income Fund) filed herewith.

       (4) Consent of Independent Accountants for Eaton Vance Special Equities Fund filed herewith.

       (5) Consent of Independent Accountants for Eaton Vance Utilities Fund filed herewith.

       (6) Independent Auditors' Consent for Eaton Vance Large-Cap Core Fund filed herewith.

       (7) Independent Auditors' Consent for Eaton Vance Small-Cap Value Fund filed herewith.

    (m)(1)(a) Eaton Vance Special Investment Trust Class A Service Plan adopted June 23, 1997 effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

          (b)  Amended  Schedule  A to Class A  Service  Plan  filed as  Exhibit
               (m)(1)(b) to Post-Effective Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

       (2)(a) Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

          (b)  Amended  Schedule  A-1 dated  November  17, 1997 filed as Exhibit
               (15)(b)(1) to Post-Effective Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.

       (3)(a) Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

          (b)  Amended Schedule A to Class B Distribution  Plan filed as Exhibit
               (m)(3)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and incorporated herein by reference.

       (4)(a) Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

          (b)  Amended Schedule A to Class C Distribution  Plan filed as Exhibit
               (m)(4)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 and incorporated herein by reference.

       (5)(a) Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed herewith.

    (o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2003 filed as Exhibit (o)(1) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed April 22, 2003 (Accession No.
               0000940394-03-000234) and incorporated herein by reference.

       (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed April 22, 2003 (Accession No. 0000940394-03-000234) and incorporated herein by reference.

    (p)(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

          (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 (Accession No. 0000950156-00-000565) and
               incorporated herein by reference.

          (3) Code of Ethics adopted by Fox Asset Management, LLC effective July 15, 2000 filed as Exhibit (p)(3) to Post-Effective Amendment No. 80 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946 and 811-4015) filed December 14, 2001 (Accession No. 0000940393-01-500553) and incorporated herein by reference.

    (q)(1) Power of Attorney for Eaton Vance Special Investment Trust dated July 1, 2003 filed herewith.

       (2) Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio and Utilities Portfolio dated July 1, 2003 filed herewith.

       (3) Power of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November 5, 2001 filed as Exhibit (q)(3) to Post-Effective Amendment No. 59 filed February 28, 2002 and incorporated herein by reference.

       (4) Power of Attorney for Investment Grade Income Portfolio dated July 1, 2003 filed herewith.

       (5) Power of Attorney for Large-Cap Core Portfolio dated July 1, 2003 filed herewith.

       (6) Power of Attorney for Small-Cap Value Portfolio dated July 1, 2003 filed herewith.

       (7) Power of Attorney for Special Equities Portfolio dated July 1, 2003 filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930), BMR (File No. 43127), Lloyd George (File No. 801-40889) and Fox Asset Management, LLC (File No. 801-26379) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior             Eaton Vance Municipals Trust II
  Floating-Rate Fund                    Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust                Eaton Vance Prime Rate Reserves
Eaton Vance Income Fund of Boston       Eaton Vance Special Investment Trust
Eaton Vance Institutional Senior        EV Classic Senior Floating-Rate Fund
 Floating-Rate Fund                     Eaton Vance Variable Trust
Eaton Vance Investment Trust
Eaton Vance Municipals Trust

     (b)

         (1)                           (2)                          (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------
      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner     Vice President, Secretary and Clerk         Secretary
Robert Ellerbeck                 Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None

     Tim McEwen                  Vice President                     None
   Shannon McHugh                Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
   David M. Thill                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None

------------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 9, 2003.

                               EATON VANCE SPECIAL INVESTMENT TRUST

                               By: /s/ THOMAS E. FAUST JR.
                                   ----------------------------------
                                   Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 9, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----


/s/ Thomas E. Faust Jr.
-----------------------            President (Chief Executive Officer)
Thomas E. Faust Jr.


/s/ James L. O'Connor
-----------------------                         Treasurer
James L. O'Connor             (and Principal Financial and Accounting Officer)


James B. Hawkes*
-----------------------                         Trustee
James B. Hawkes


Jessica M. Bibliowicz*
-----------------------                         Trustee
Jessica M. Bibliowicz


Samuel L. Hayes, III*
-----------------------                         Trustee
Samuel L. Hayes


William H. Park*
-----------------------                         Trustee
William H. Park


Ronald A. Pearlman*
-----------------------                         Trustee
Ronald A. Pearlman


Norton H. Reamer*
-----------------------                         Trustee
Norton H. Reamer


Lynn A. Stout*
-----------------------                         Trustee
Lynn A. Stout


*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Capital Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 9, 2003.

                               CAPITAL GROWTH PORTFOLIO


                               By: /s/ DUNCAN W. RICHARDSON
                                   --------------------------------
                                   Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on July 9, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----


/s/ Duncan W. Richardson
--------------------------         President (Chief Executive Officer)
Dunchan W. Richardson


/s/ William J. Austin, Jr.
--------------------------                      Treasurer
William J. Austin, Jr.       (and Principal Financial and Accounting Officer)

Jessica M. Bibliowicz*
--------------------------                      Trustee
Jessica M. Bibliowicz


James B. Hawkes*
--------------------------                      Trustee
James B. Hawkes


Samuel L. Hayes, III*
--------------------------                      Trustee
Samuel L. Hayes


William H. Park*
--------------------------                      Trustee
William H. Park


Ronald A. Pearlman*
--------------------------                      Trustee
Ronald A. Pearlman


Norton H. Reamer*
--------------------------                      Trustee
Norton H. Reamer


Lynn A. Stout*
--------------------------                     Trustee
Lynn A. Stout


*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Investment Grade Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 9, 2003.

                                  INVESTMENT GRADE INCOME PORTFOLIO


                                  By: /s/ ELIZABETH S. KENYON
                                      ------------------------------
                                      Elizabeth S. Kenyon, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on July 9, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----


/s/ Elizabeth S. Kenyon
--------------------------         President (Chief Executive Officer)
Elizabeth S. Kenyon


/s/ William J. Austin, Jr.
--------------------------                      Treasurer
William J. Austin, Jr.       (and Principal Financial and Accounting Officer)


Jessica M. Bibliowicz*
--------------------------                      Trustee
Jessica M. Bibliowicz


James B. Hawkes*
--------------------------                      Trustee
James B. Hawkes


Samuel L. Hayes, III*
--------------------------                      Trustee
Samuel L. Hayes


William H. Park*
--------------------------                      Trustee
William H. Park


Ronald A. Pearlman*
--------------------------                      Trustee
Ronald A. Pearlman


Norton H. Reamer*
--------------------------                      Trustee
Norton H. Reamer


Lynn A. Stout*
--------------------------                      Trustee
Lynn A. Stout


*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Large-Cap Core Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 9, 2003.

                                          LARGE-CAP CORE PORTFOLIO


                                          By:  /s/ DUNCAN W. RICHARDSON
                                               -------------------------------
                                               Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on July 9, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----


/s/ Duncan W. Richardson
------------------------           President (Chief Executive Officer)
Duncan W. Richardson

/s/ Michelle A. Alexander
--------------------------                        Treasurer
Michelle A. Alexander       (and Principal Financial and Accounting Officer)


Jessica M. Bibliowicz*
-------------------------                         Trustee
Jessica M. Bibliowicz


James B. Hawkes*
-------------------------                         Trustee
James B. Hawkes


Samuel L. Hayes, III*
-------------------------                         Trustee
Samuel L. Hayes


William H. Park*
-------------------------                         Trustee
William H. Park


Ronald A. Pearlman*
-------------------------                         Trustee
Ronald A. Pearlman


Norton H. Reamer*
-------------------------                         Trustee
Norton H. Reamer


Lynn A. Stout*
-------------------------                         Trustee
Lynn A. Stout


*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Large-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 9, 2003.

                               LARGE-CAP VALUE PORTFOLIO


                               By:  /s/ DUNCAN W. RICHARDSON
                                    --------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on July 9, 2003.

  SIGNATURE                                    TITLE
  ---------                                    -----

/s/ Duncan W. Richardson
--------------------------         President (Chief Executive Officer)
Duncan W. Richardson


/s/ William J. Austin, Jr.
--------------------------                       Treasurer
William J. Austin, Jr.       (and Principal Financial and Accounting Officer)


Jessica M. Bibliowicz*
--------------------------                      Trustee
Jessica M. Bibliowicz


James B. Hawkes*
--------------------------                      Trustee
James B. Hawkes


Samuel L. Hayes, III*
--------------------------                      Trustee
Samuel L. Hayes


William H. Park*
--------------------------                      Trustee
William H. Park


Ronald A. Pearlman*
--------------------------                      Trustee
Ronald A. Pearlman


Norton H. Reamer*
--------------------------                      Trustee
Norton H. Reamer


Lynn A. Stout*
--------------------------                      Trustee
Lynn A. Stout


*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Small-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 9, 2003.

                               SMALL-CAP GROWTH PORTFOLIO


                               By:  /s/ DUNCAN W. RICHARDSON
                                    ----------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on July 9, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----


/s/ Duncan W. Richardson
--------------------------            President (Chief Executive Officer)
Duncan W. Richardson


/s/ William J. Austin, Jr.
--------------------------                     Treasurer
William J. Austin, Jr.       (and Principal Financial and Accounting Officer)


Jessica M. Bibliowicz*
--------------------------                      Trustee
Jessica M. Bibliowicz


James B. Hawkes*
--------------------------                      Trustee
James B. Hawkes


Samuel L. Hayes, III*
--------------------------                      Trustee
Samuel L. Hayes


William H. Park*
--------------------------                      Trustee
William H. Park


Ronald A. Pearlman*
--------------------------                      Trustee
Ronald A. Pearlman


Norton H. Reamer*
--------------------------                      Trustee
Norton H. Reamer


Lynn A. Stout*
--------------------------                      Trustee
Lynn A. Stout


*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Small-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 9, 2003.

                               SMALL-CAP VALUE PORTFOLIO


                               By:  /s/ JAMES B. HAWKES
                                    --------------------------------
                                    James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on July 9, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----


/s/ James B. Hawkes
-----------------------       President (Chief Executive Officer) and Trustee
James B. Hawkes


/s/ Barbara E. Campbell
-----------------------                         Treasurer
Barbara E. Campbell           (and Principal Financial and Accounting Officer)


Jessica M. Bibliowicz*
-----------------------                         Trustee
Jessica M. Bibliowicz


Samuel L. Hayes, III*
-----------------------                         Trustee
Samuel L. Hayes


William H. Park*
-----------------------                         Trustee
William H. Park


Ronald A. Pearlman*
-----------------------                         Trustee
Ronald A. Pearlman


Norton H. Reamer*
-----------------------                         Trustee
Norton H. Reamer


Lynn A. Stout*
-----------------------                         Trustee
Lynn A. Stout


*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Special Equities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 9, 2003.

                               SPECIAL EQUITIES PORTFOLIO

                               By:  /s/ DUNCAN W. RICHARDSON
                                    --------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on July 9, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----


/s/ Duncan W. Richardson
-----------------------            President (Chief Executive Officer)
Duncan W. Richardson


/s/ Kristin S. Anagnost
-----------------------                         Treasurer
Kristin S. Anagnost           (and Principal Financial and Accounting Officer)


Jessica M. Bibliowicz*
-----------------------                         Trustee
Jessica M. Bibliowicz


James B. Hawkes*
-----------------------                         Trustee
James B. Hawkes


Samuel L. Hayes, III*
-----------------------                         Trustee
Samuel L. Hayes


William H. Park*
-----------------------                         Trustee
William H. Park


Ronald A. Pearlman*
-----------------------                         Trustee
Ronald A. Pearlman


Norton H. Reamer*
-----------------------                         Trustee
Norton H. Reamer


Lynn A. Stout*
-----------------------                         Trustee
Lynn A. Stout


*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Utilities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 9, 2003.

                               UTILITIES PORTFOLIO


                               By:  /s/ DUNCAN W. RICHARDSON
                                    ----------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on July 9, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----


/s/ Duncan W. Richardson
--------------------------            President (Chief Executive Officer)
Duncan W. Richardson


/s/ William J. Austin, Jr.
--------------------------                         Treasurer
William J. Austin, Jr.        (and Principal Financial and Accounting Officer)


Jessica M. Bibliowicz*
--------------------------                      Trustee
Jessica M. Bibliowicz


James B. Hawkes*
--------------------------                      Trustee
James B. Hawkes


Samuel L. Hayes, III*
--------------------------                      Trustee
Samuel L. Hayes


William H. Park*
--------------------------                      Trustee
William H. Park


Ronald A. Pearlman*
--------------------------                      Trustee
Ronald A. Pearlman


Norton H. Reamer*
--------------------------                      Trustee
Norton H. Reamer


Lynn A. Stout*
--------------------------                      Trustee
Lynn A. Stout


*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner, As attorney-in-fact

                                    EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.      Description
-----------      -----------


   (a)(3) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest

   (e)(1)      Amended  and  Restated   Distribution   Agreement  with  attached
               Schedule A

   (i)         Opinion of Internal Counsel

   (j)(1)      Consent of Independent Accountants for Eaton Vance Balanced Fund

      (2)      Consent of  Independent  Accountants  for Eaton  Vance  Small-Cap
               Growth Fund

      (3)      Consent of  Independent  Accountants  for Eaton  Vance  Large-Cap
               Value Fund

      (4)      Consent  of  Independent  Accountants  for  Eaton  Vance  Special
               Equities Fund

      (5)      Consent of Independent Accountants for Eaton Vance Utilities Fund

      (6)      Independent Auditors' Consent for Eaton Vance Large-Cap Core Fund

      (7)      Independent  Auditors'  Consent for Eaton Vance  Small-Cap  Value
               Fund

   (m)(5)(a)   Class R Distribution Plan with attached Schedule A

   (q)(1)      Power of Attorney for Eaton Vance Special Investment Trust

      (2) Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio and Utilities Portfolio

      (4)      Power of Attorney for Investment Grade Income Portfolio

      (5)      Power of Attorney for Large-Cap Core Portfolio

      (6)      Power of Attorney for Small-Cap Value Portfolio

      (7)      Power of Attorney for Special Equities Portfolio